Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Earnings Per Share Basic and Diluted

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net loss (numerator)	$(1,248,440)	(2,549,623)	(6,039,830)	(8,125,476)
Basic and diluted weighted-average number of common shares outstanding (denominator)	1,776,898	607,783	1,048,115	605,356
Basic and diluted net loss per common share	(0.70)	(4.19)	(5.76)	(13.42)

	Year Ended December 31,
	2022	2021
Net loss (numerator)	$(10,892,511)	$(6,654,940)
Basic and diluted weighted-average number of common shares outstanding (denominator)	12,122,606	10,632,413
Basic and diluted net loss per common share	(0.90)	(0.63)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The Company has excluded the following dilutive securities from the calculation of fully diluted shares outstanding because the result would have been anti-dilutive:

	As of September 30,
	2023	2022
Options	112,628	73,980
Convertible notes and interest	40,768	-
Unit purchase options and warrants	3,493,269	13,008
Total	3,646,665	86,988

The Company has excluded the following dilutive securities from the calculation of fully diluted shares outstanding because the result would have been anti-dilutive:

	As of December 31,
	2022	2021
Options	1,297,006	1,055,894
Unit purchase options and warrants	610,165	260,165
Total	1,907,171	1,316,059

Cytovia Therapeutics Inc [Member]
Schedule of Earnings Per Share Basic and Diluted
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share